CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 113,963	$ 18,210
Accounts receivable (less provision for doubtful accounts: $321 and $6,239)	1,438,031	566,552
Derivative instruments, at fair value	543,337	527,073
Prepaid expenses and other	191,435	103,615
Total current assets	2,286,766	1,215,450
Property, plant and equipment	26,016,092	21,995,249
Less: Accumulated depreciation and depletion	7,597,172	5,940,984
Net property, plant and equipment	18,418,920	16,054,265
Contract asset	410,000	410,000
Other assets	491,702	433,754
Total assets	21,607,388	18,113,469
Current liabilities:
Current portion of debt	1,060,970	154,161
Accounts payable	1,339,251	705,461
Derivative instruments, at fair value	2,413,608	600,877
Other current liabilities	372,412	301,911
Total current liabilities	5,186,241	1,762,410
Credit facility borrowings	0	300,000
Senior notes	4,435,782	4,496,689
Note payable to EQM Midstream Partners, LP	94,320	99,838
Deferred income taxes	907,306	1,334,523
Other liabilities and credits	1,012,740	945,057
Total liabilities	11,636,389	8,938,517
Equity:
Common stock, no par value, shares authorized: 640,000, shares issued: 377,432 and 280,003	10,071,820	8,145,539
Treasury stock, shares at cost: 1,033 and 1,658	(18,046)	(29,348)
(Accumulated deficit) retained earnings	(94,400)	1,056,626
Accumulated other comprehensive loss	(4,611)	(5,355)
Total common shareholders' equity	9,954,763	9,167,462
Noncontrolling interest in consolidated subsidiaries	16,236	7,490
Total equity	9,970,999	9,174,952
Total liabilities and equity	$ 21,607,388	$ 18,113,469